Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Detailed Information About Non-current Assets

		December 31
	Note	2021	2022
Net pension assets	18	$5.1	$7.1
Land rights		8.9	7.3
Deferred investment costs		2.4	1.7
Deferred financing costs		2.3	1.5
Interest rate swap derivative	20	0.5	18.7
Other		6.0	17.2
		$25.2	$53.5